Convertible Preferred Stock and Stockholders' Equity - Stock Incentive Plan (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		6,935
Unrecognized stock-based compensation expense, stock options		$ 16,500
Weighted-average period		3 years 9 months 18 days
Shares available for grant		1,960,118	4,463,000
Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		10,000	97,919
Fair value of shares		$ 300	$ 100
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		6,925,144	4,107,709
Fair value of shares		$ 29,800	$ 8,900
2015 stock incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Monthly vesting percentage rate				2.0833%
Vesting period				3 years
Expiration period				10 years
Tax benefits from share based compensation				$ 0
2015 stock incentive plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards made under the plan				21,522,567
Make Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Monthly vesting percentage rate	2.0833%
Vesting period	3 years
Expiration period	10 years
Tax benefits from share based compensation	$ 0
Options and warrants to be issued	193,223